Derivatives and Hedging Activities (Schedule Of Interest Rate Derivative) (Details) (Derivatives at Fair Value [Member], Designated as Hedging Instrument [Member], Cash Flow Hedging [Member], Swap [Member], USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2012 derivative	Dec. 31, 2011 derivative
Derivatives at Fair Value [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member] | Swap [Member]
Derivative [Line Items]
Number of Instruments, in derivatives	7,000	1,000
Notional Amount	$ 152,590	$ 5,060
Derivative at fair value	$ (3,830)	$ (98)